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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.	20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Click here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Wisconsin Asset Management, LLC
Address:	10922 N. Cedarburg Rd.
		Mequon, WI 53092

13F File Number: 28-72263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	David B. Kennedy
Title:	Managing Director
Phone:	262-236-9004
Signature, Place, and Date of Signing:

David B. Kennedy	Mequon, WI	Nov 11, 2001


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	44

Form 13F Information Table value Total:	$67,822
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORPORATION                COM              00130H105      396 30890.000SH       SOLE                25200.000          5690.000
ALTERA CORPORATION             COM              021441100      919 56100.000SH       SOLE                43000.000         13100.000
AMERICREDIT CORP COM           COM              03060R101      979 30975.000SH       SOLE                25000.000          5975.000
ANALOG DEVICE INC              COM              032654105      965 29500.000SH       SOLE                29500.000
AOL TIME WARNER INC            COM              02364J104     1497 45241.000SH       SOLE                30000.000         15241.000
CALPINE CORPORATION            COM              131347106     1052 46120.000SH       SOLE                35590.000         10530.000
CAPITAL ONE FINL CORP COM      COM              14040H105     1277 27745.000SH       SOLE                24600.000          3145.000
CISCO SYSTEM INC               COM              17275R102     8803 722726.700SH      SOLE               440000.000        282696.700
E M C CORP MASS                COM              268648102     4521 384777.280SH      SOLE               230000.000        154777.280
EMULEX CORPORATION             COM              292475209      304 31997.000SH       SOLE                30000.000          1997.000
GENERAL ELECTRIC CO            COM              369604103     1999 53727.500SH       SOLE                10100.000         43627.500
INTEL CORP                     COM              458140100     5459 267060.000SH      SOLE               135000.000        132060.000
JDS UNIPHASE CORPORATION       COM              46612J101     2231 353014.462SH      SOLE               229415.000        123599.462
JUNIPER NETWORKS INC           COM              48203R104      438 45125.000SH       SOLE                40000.000          5125.000
KING PHARMACEUTICALS, INC      COM              495582108     1232 29380.000SH       SOLE                26666.000          2714.000
KOHLS CORP                     COM              500255104      551 11471.000SH       SOLE                                  11471.000
LUCENT TECHNOLOGIES INC        COM              549463107      142 24843.250SH       SOLE                                  24738.250
MAXIM INTEGRATED PRODUCTS, INC COM              57772K101     1050 30050.000SH       SOLE                29300.000           750.000
MBNA                           COM              55262L100      259 8550.000 SH       SOLE                 5000.000          3550.000
MEDIMMUNE INC                  COM              584699102      734 20600.000SH       SOLE                20000.000           600.000
MICREL, INC                    COM              594793101      498 25000.000SH       SOLE                25000.000
MICROSOFT CP WASH              COM              594918104     3458 67585.355SH       SOLE                45000.000         22510.355
NETWORK APPLIANCE              COM              64120l104     1382 203286.000SH      SOLE               140140.000         63146.000
NOKIA CORP SPON ADR            COM              654902204     2813 179740.000SH      SOLE                98700.000         81040.000
NORTEL NETWORKS CORP HLDG CO   COM              656568102      537 95788.000SH       SOLE                82000.000         13788.000
PMC SIERRA INC                 COM              69344F106     1246 121359.000SH      SOLE                90055.000         31304.000
QLOGIC CORP                    COM              747277101     1330 69990.000SH       SOLE                53700.000         16290.000
QUEST DIAGNOSTICS INC          COM              74834L100     1396 22625.000SH       SOLE                20000.000          2625.000
RELIANCE GROUP HLDGS INC       COM              759464100        2 200000.000SH      SOLE                                 200000.000
SANDISK CORP                   COM              80004C101      987 100100.000SH      SOLE               100000.000           100.000
SANMINA CORP                   COM              800907107     2017 148525.000SH      SOLE                96600.000         51925.000
SCHWAB CHARLS CP NEW           COM              808513105      279 24302.000SH       SOLE                                  24302.000
SEI INVESTMENTS                COM              784117103     1060 33130.000SH       SOLE                30000.000          3130.000
SNAP ON INC                    COM              833034101      231 10361.219SH       SOLE                                  10361.219
SOLECTRON                      COM              834182107     3659 314102.000SH      SOLE               257000.000         57102.000
SUN MICROSYSTEMS               COM              866810104     3697 446991.000SH      SOLE               270200.000        176791.000
TEXAS INSTRUMENTS  INC         COM              882508104     3782 151414.500SH      SOLE               117500.000         33914.500
TYCO                           COM              902124106      250 5485.000 SH       SOLE                                   5485.000
VITESSE SEMICONDUCTOR CP       COM              928497106     1602 206722.000SH      SOLE               135525.000         71197.000
XILINX, INC                    COM              983919101      849 36075.000SH       SOLE                34500.000          1575.000
ISHARES TR NSD BIOTECH INDX FD                  464287556      819 11015.000SH       SOLE                 5070.000          5945.000
ISHARES TRST DJ US HEALTHCARE                   464287762      305 5045.000 SH       SOLE                   90.000          4955.000
NASDAQ 100 TR SR 1                              631100104      509 17555.000SH       SOLE                 1090.000         16465.000
S&P 500 DEPOSITORY RECPTS/SPDR                  78462F103      303 2905.000 SH       SOLE                                   2905.000
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